Financial instruments and risk management - Maximum credit exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Trade accounts receivable	$ 51,717	$ 69,411
Holdbacks	3,184	791
Accrued trade receivables	63,199	71,933
Contract receivables, included in accounts receivable	118,100	142,135
Other receivables	30,828	23,935
Total accounts receivable	148,928	166,070
Contract assets	30,472	4,135
Credit risk for accounts receivable and contract assets	$ 179,400	$ 170,205